091-09387-fn

For Internal Use Only
Sec File No. 9-

RECEIVED
2010 JUL 27 PM 4:32
SEC / TM

Submit 1 Original
and 4 copies

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10048019

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
AMENDED FORM 19b-4(e)

Information Required of a Self-Regulatory Organization Listing and Trading a New Derivative Securities Product Pursuant to Rule 19b-4(e) Under the Securities Exchange Act of 1934

READ ALL INSTRUCTIONS PRIOR TO COMPLETING FORM

Part I **Initial Listing Report**

1. Name of Self-Regulatory Organization Listing New Derivative Securities Product:
EDGX Exchange, Inc

2. Type of Issuer of New Derivative Securities Product (e.g., clearinghouse, broker-dealer, corporation, etc.):
The New Ireland Fund Inc

3. Class of New Derivative Securities Product:
Closed-End Fund

4. Name of Underlying Instrument:
IRL: Foreign Common Stocks

5. If Underlying Instrument is an Index, State Whether it is Broad-Based or Narrow-based:
N/A

6. Ticker Symbol(s) of New Derivative Securities Product:
IRL

7. Market or Markets Upon Which Securities Comprising Underlying Instrument Trades:
IRL: Ireland

(Please note, underlying components may trade on additional exchanges in countries/regions not mentioned here.)

8. Settlement Methodology of New Derivative Securities Product:
T+3, Physical Settlement

9. Position Limits of New Derivative Securities Product (if applicable):
Not Applicable

Part II **Execution**

The undersigned represents that the governing body of the above-referenced Self-Regulatory Organization has duly approved, or has duly delegated its approval to the undersigned for, the listing and trading of the above-referenced new derivative securities product according to its relevant trading rules, procedures, surveillance programs and listing standards.

Name of Official Responsible for Form:	**Eric W Hess**
Title:	**General Counsel**
Telephone Number:	**201-942-8239**
Manual Signature of Official Responsible for Form:	
Date:	**26-Jul-10**

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010

RECEIVED
2010 JUL 27 PM 4:25
SEC / TM

DirectEdge

July 26, 2010

Ms. Gail S. Jackson
Paralegal Specialist
U.S. Securities and Exchange Commission
Division of Trading and Markets
100 F Street, NE – Room 6628
Washington, DC 20549

Dear Ms. Jackson:

Enclosed please find 19-b4(e) filings for EDGX Exchange, Inc. and four copies, as requested. Should you have any questions about the documents enclosed, please contact Rebecca Taveirne at 201-942-8284.

Thank you very much.

Edgar Ortega
Legal Assistant

Act	**Securities Exchange Act of 1934**
Section	19b-4
Rule	19b-4(e)
Public Availability:	JUL 27 2010